Income taxes - Summary of movement in deferred tax balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (3)
Acquisition through business combination	35
Ending balance	(18)	$ (3)
Unutilized tax losses	6,767	6,324
Deferred Tax Liability Arising From Property Plant And Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability (asset)	18	3
Deferred Tax Assets Arising From Deferred Revenue [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability (asset)	8	5
Deferred Tax Asset Arising From Tax Losses Carried Forward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability (asset)	12	0
Movement in deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3)	(1)
Recognized in profit or loss	6	(2)
Acquisition through business combination	(21)
Ending balance	(18)	(3)
Movement in Deferred Tax Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	5	0
Recognized in profit or loss	15	5
Acquisition through business combination	0
Ending Balance	$ 20	$ 5